Acquisitions and Dispositions (Tables)	6 Months Ended
Jun. 30, 2023
Business Combinations Discontinued Operations And Disposal Groups [Abstract]
Results of Operations Reported within Discontinued Operations

The following table represents selected information for each disposal group regarding the results of operations reported within discontinued operations in Dominion Energy's Consolidated Statements of Income:

	Three Months Ended June 30, 2023				Six Months Ended June 30, 2023
	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other
(millions)
Operating revenue	$235	$120	$271	$2	$547	$446	$1,001	$3
Operating expense	153	98	233	19	369	306	812	22
Other income (expense)	7	3	2	—	15	5	3	—
Interest and related charges	17	12	17	1	32	25	33	1
Income (loss) before income taxes	72	13	23	(18)	161	120	159	(20)
Income tax expense (benefit)	6	2	3	(4)	19	26	32	(5)
Net income (loss) attributable to Dominion Energy(1)	$66	$11	$20	$(14)	$142	$94	$127	$(15)
(1)
Excludes $5 million and $(4) million of income tax expense (benefit) attributable to consolidated state and interim period tax allocation adjustments for the three and six months ended June 30, 2023, respectively.

	Three Months Ended June 30, 2022				Six Months Ended June 30, 2022
	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other
(millions)
Operating revenue	$222	$111	$213	$1	$532	$446	$732	$3
Operating expense	145	88	170	1	363	312	558	3
Other income (expense)	7	1	—	—	14	3	—	—
Interest and related charges	6	10	10	—	9	19	20	—
Income (loss) before income taxes	78	14	33	—	174	118	154	—
Income tax expense (benefit)	10	2	5	—	24	25	31	—
Net income (loss) attributable to Dominion Energy(1)	$68	$12	$28	$—	$150	$93	$123	$—
(1)
Excludes $(9) million and $(13) million of income tax expense (benefit) attributable to consolidated state and interim period tax allocation adjustments for the three and six months ended June 30, 2022, respectively.

Schedule of Major Classes of Assets and Liabilities Relating to the Disposal Groups Reported As Held For Sale

The carrying amount of major classes of assets and liabilities relating to the disposal groups, which are reported as held for sale in Dominion Energy's Consolidated Balance Sheets were as follows:

	At June 30, 2023				At December 31, 2022
	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other
(millions)
Current assets(1)	$403	$230	$728	$30	$544	$381	$803	$1
Property, plant and equipment, net	5,174	2,659	4,094	—	5,012	2,591	3,984	47
Other deferred charges and other assets, including goodwill(2) and intangible assets	2,628	818	1,004	—	2,629	822	1,043	—
Current liabilities	359	120	223	9	634	151	612	1
Long-term debt	2,286	798	1,245		2,287	798	1,245	—
Other deferred credits and liabilities	1,423	695	1,097	—	1,435	689	1,087	9
(1)
Includes cash and cash equivalents of $3 million and $6 million within the East Ohio Transaction, less than $1 million and less than $1 million within the PSNC Transaction and $26 million and $28 million within the Questar Gas Transaction at June 30, 2023 and December 31, 2022, respectively. Also includes regulatory assets of $93 million and $90 million within the East Ohio Transaction, $108 million and $95 million within the PSNC Transaction and $450 million and $273 million within the Questar Gas Transaction at June 30, 2023 and December 31, 2022, respectively.
(2)
Includes goodwill of $1.5 billion, $673 million and $983 million at both June 30, 2023 and December 31, 2022 within the East Ohio, PSNC and Questar Gas Transactions, respectively. Also includes regulatory assets of $739 million and $751 million within the East Ohio Transaction, $89 million and $93 million within the PSNC Transaction and $(31) million and $(22) million within the Questar Gas Transaction at June 30, 2023 and December 31, 2022, respectively.
(3)
Includes regulatory liabilities of $57 million and $43 million within the East Ohio Transaction, $39 million and $11 million within the PSNC Transaction and $50 million and $144 million within the Questar Gas Transaction at June 30, 2023 and December 31, 2022, respectively.
(4)
Includes regulatory liabilities of $730 million and $749 million within the East Ohio Transaction, $439 million and $436 million within the PSNC Transaction and $509 million and $506 million within the Questar Gas Transaction at June 30, 2023 and December 31, 2022, respectively.

Capital Expenditures and Significant Noncash Items Relating to the Disposal Groups

Capital expenditures and significant noncash items relating to the disposal groups included the following:

	Six Months Ended June 30, 2023				Six Months Ended June 30, 2022
	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other
(millions)
Capital expenditures	$215	$99	$177	$—	$192	$68	$210	$—
Significant noncash items
Depreciation, depletion and amortization	71	44	86	2	65	43	81	2
Accrued capital expenditures	48	19	32	—	28	16	35	—